Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related parties balances and transactions [Abstract]
Related party balances and transactions
25.	Related party balances and transactions

The following balances were outstanding as of December 31, 2022, December 31, 2021 and January 3:

Trade account receivables from related parties	2022		2021	2020
Fundación Betterware., A.C.	Ps.	61	24	-

Trade account payables to related parties	2022		2021	2020
Campalier, S.A. de C.V.	Ps.	96,859	-	-

On June 23, 2022, our subsidiary Programa Lazos, S.A. de C.V., signed an agreement for a loan up to Ps.150 million with Campalier, S.A de C.V. (“Campalier”). As of December 31, 2022, Lazos received a disbursement of Ps.120 million, bearing monthly variable interest rate of TIIE plus 349 basis points, without specific maturity.

Trading transactions –

Revenues / expensess to Betterware with:	2022			2021
	Lease income		Donation expenses	Lease income	Donation expenses
Fundación Betterware., A.C.	Ps.	63	3,350	42	920

	2022
Expenses/ to Lazos with:	Interest expenses
Campalier, S.A. de C.V.	Ps.	7,479

Remuneration of key management personnel –

Key management personnel compensation comprised short-term employee benefits of Ps.47,265, Ps.42,170 and Ps.37,713 as of December 31, 2022, December 31, 2021 and January 3, 2021, respectively. Compensation of the Group’s key management personnel includes salaries and non-cash benefits. No long-term employee benefits were paid to key management personnel during 2022, 2021 and 2020.